Long-Term borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-Term borrowings
Long-term borrowings, net of current portion, Outstanding loan balance	$ 673,983,876	$ 472,910,730
Long-term borrowings, net of current portion, Loan financing fees	(3,226,281)	(2,365,986)
Long-term borrowings, net of current portion, Total	670,757,595	470,544,744
Current portion of long-term borrowings, Outstanding loan balance	52,813,708	136,860,673
Current portion of long-term borrowings, Loan financing fees	(1,127,691)	(2,366,260)
Current portion of long-term borrowings, Total	51,686,017	134,494,413
Outstanding Loan Balance	726,797,584	609,771,403
Loan financing fees	(4,353,972)	(4,732,246)
Total	$ 722,443,612	$ 605,039,157